                              Columbia Acorn Trust

                       Supplement dated December 12, 2003
                       to Prospectus dated May 1, 2003 of
                  Columbia Acorn Fund--Class A, B and C shares

Effective December 15, 2003, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares of Columbia Acorn Fund will be $50,000. The investment minimum for subsequent investments will remain at $50.

In addition, effective December 15, 2003:

  . the table entitled "Class A Sales Charges" on page 8 of the Fund's prospectus will be deleted and replaced in its entirety as follows:

Class A Sales Charges
                                                                     % of offering
                                                                         price
                                      As a % of the     As a %       retained by
                                     public offering    of your        financial
Amount of purchase*                        price       investment    advisor firm
Less than $50,000**                        5.75           6.10           5.00
------------------------------------------------------------------------------------
$50,000 to less than $100,000              4.50           4.71           3.75
------------------------------------------------------------------------------------
$100,000 to less than $250,000             3.50           3.63           2.75
------------------------------------------------------------------------------------
$250,000 to less than $500,000             2.50           2.56           2.00
------------------------------------------------------------------------------------
$500,000 or more                           2.00           2.04           1.75
------------------------------------------------------------------------------------

* Mutual fund wrap programs and 401(k) plans that invest $50,000 or more in Class A shares of the Fund will not be subject to a sales charge. Certain wrap programs will have until February 1, 2004 to implement the $50,000 investment minimum.
**Only applicable to accounts opened prior to December 15, 2003.

  . The paragraph following the table entitled "Class A Sales Charges" relating to the payment of a 1.00% CDSC for certain sales within 18 months of purchase is deleted in its entirety.

  . The text on the top of page 9 relating to commissions paid to financial advisors for Class A share purchases of $1 million or more is deleted in its entirety and replaced with the following disclosure:

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.


792-36/683Q-1203

                              Columbia Acorn Trust

                       Supplement dated December 12, 2003
                       to Prospectus dated May 1, 2003 of
                   Columbia Acorn USA--Class A, B and C shares

Effective December 15, 2003, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares of Columbia Acorn USA will be $50,000. The investment minimum for subsequent investments will remain at $50.

In addition, effective December 15, 2003:

  . the table entitled "Class A Sales Charges" on page 8 of the Fund's prospectus will be deleted and replaced in its entirety as follows:

Class A Sales Charges
                                                                     % of offering
                                                                         price
                                      As a % of the     As a %       retained by
                                     public offering    of your        financial
Amount of purchase*                        price       investment    advisor firm
Less than $50,000**                        5.75           6.10           5.00
------------------------------------------------------------------------------------
$50,000 to less than $100,000              4.50           4.71           3.75
------------------------------------------------------------------------------------
$100,000 to less than $250,000             3.50           3.63           2.75
------------------------------------------------------------------------------------
$250,000 to less than $500,000             2.50           2.56           2.00
------------------------------------------------------------------------------------
$500,000 or more*                          2.00           2.04           1.75
------------------------------------------------------------------------------------

* Mutual fund wrap programs and 401(k) plans that invest $50,000 or more in Class A shares of the Fund will not be subject to a sales charge. Certain wrap programs will have until February 1, 2004 to implement the $50,000 investment minimum.
**Only applicable to accounts opened prior to December 15, 2003.

  . The paragraph following the table entitled "Class A Sales Charges" relating to the payment of a 1.00% CDSC for certain sales within 18 months of purchase is deleted in its entirety.

  . The text on the top of page 9 relating to commissions paid to financial advisors for Class A share purchases of $1 million or more is deleted in its entirety and replaced with the following disclosure:

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.


794-36/681Q-1203

                      Columbia Acorn Fund - Class Z shares

                      Supplement dated December 12, 2003 to
                          Prospectus dated May 1, 2003

Effective December 15, 2003, the investment minimum applicable to certain eligible investors for initial investments (by purchase, exchange or certain transfers) of Class Z shares of Columbia Acorn Fund will be $50,000. The investment minimum for subsequent investments will remain at $50.

Effective December 15, 2003, the section "Eligible Investors" on page 7 of the prospectus is deleted in its entirety and replaced by the following:

ELIGIBLE INVESTORS
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

  .  any trustee or director (or family member) of Columbia Acorn Trust;
  .  any employee (or family member) of Columbia Wanger Asset Management, L.P.;
     and
  . shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code.

$50,000 minimum initial investment (by purchase, exchange or transfer)

  . any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares; (ii) who holds Class A shares that were exchanged with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;
  . any trustee or director (or family member) of any fund other than the Columbia Acorn Funds distributed by the distibutor;
  . any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries (other than Columbia Wanger Asset Management, L.P.);
  . any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);
  . a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and
  . any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$100,000 minimum initial investment

  . clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and
  . any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

792-36/682Q-1203

                       Columbia Acorn USA - Class Z shares

                      Supplement dated December 12, 2003 to
                          Prospectus dated May 1, 2003

Effective December 15, 2003, the investment minimum applicable to certain eligible investors for initial investments (by purchase, exchange or certain transfers) of Class Z shares of Columbia Acorn USA will be $50,000. The investment minimum for subsequent investments will remain at $50.

Effective December 15, 2003, the section "Eligible Investors" on page 8 of the prospectus is deleted in its entirety and replaced by the following:

ELIGIBLE INVESTORS
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

  .  any trustee or director (or family member) of Columbia Acorn Trust;
  .  any employee (or family member) of Columbia Wanger Asset Management, L.P.;
     and
  . shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code.

$50,000 minimum initial investment (by purchase, exchange or transfer)

  . any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares; (ii) who holds Class A shares that were exchanged with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;
  . any trustee or director (or family member) of any fund other than the Columbia Acorn Funds distributed by the distibutor;
  . any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries (other than Columbia Wanger Asset Management, L.P.);
  . any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);
  . a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and
  . any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$100,000 minimum initial investment

  . clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and
  . any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

794-36/680Q-1203

                              Columbia Acorn Trust

                               Columbia Acorn Fund
                          Columbia Acorn International
                               Columbia Acorn USA
                              Columbia Acorn Twenty
                          Columbia Acorn Foreign Forty
                            Columbia Thermostat Fund

                      Supplement dated December 12, 2003 to
                       Statement of Additional Information
                                dated May 1, 2003

Effective December 15, 2003, on page 59 of the Statement of Additional Information ("SAI") in the section entitled "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES," a new paragraph under the sub-heading "NAV TRANSFER PROGRAM" has been inserted between the sub-heading "REINSTATEMENT PRIVILEGE" and the sub-heading "PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS" as follows:

NAV TRANSFER PROGRAM. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex within the last 48 months and have been charged a front-end load or other sales charge (i.e. CDSC) on such purchases may invest the proceeds of redemptions of those shares in Class A shares of Columbia Acorn Select or Columbia Thermostat Fund without incurring an additional sales charge. This NAV transfer program is limited to redemption proceeds of less than $1 million. The purchase of Class A shares of the Funds from the proceeds of those redemptions which were previously subject to an upfront-sales load must be made within 60 days from the date of the redemption (12 months in the case of redemption proceeds that paid a CDSC). This NAV transfer program shall be available for purchases by eligible investors through participating FSFs through December 31, 2003. Class A shares are subject to a 12b-1 distribution and service fee.

Effective December 15, 2003, the section entitled "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES - REINSTATEMENT PRIVILEGE" on page 59 of the SAI is deleted in its entirety and replaced by the following:

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares (other than shares of Columbia Acorn International and Columbia Acorn International Select that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after Columbia Funds Services, Inc. receives a written reinstatement request and payment, subject to the investment minimums of the fund. Investors who desire to exercise this privilege should contact their FSF or Columbia Funds Services, Inc. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Effective December 15, 2003, the section entitled "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES - PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS" on page 59 of the SAI is deleted in its entirety and replaced by the following:

Privileges of Employees or Financial Service Firms. Class A shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired, subject to the investment minimums of each Fund: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, Columbia Funds Distributor, Inc. and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with Columbia Funds Distributor, Inc.; and such persons' families and their beneficial accounts.

Effective immediately, the section entitled "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES - PRIVILEGES OF CERTAIN SHAREHOLDERS" on page 59 of the SAI is deleted in its entirety.

Effective December 15, 2003, the first paragraph under the section entitled "HOW TO EXCHANGE SHARES" on page 62 of the SAI is deleted in its entirety and replaced as follows:

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by Columbia Funds Distributor, Inc. into shares of the same class of a Fund (with certain exceptions). The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by Columbia Funds Distributor, Inc. (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C and D shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by Columbia Funds Distributor, Inc. but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by Columbia Funds Distributor, Inc. (with certain exceptions). Exchanges into Columbia Acorn Fund and Columbia Acorn USA will be subject to the investment minimums described in the prospectuses, and will be made at net asset value plus applicable sales charges. If you have acquired Class A shares of Columbia Acorn International or Columbia Acorn International Select by exchange, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. The prospectus of each fund distributed by Columbia Funds Distributor, Inc. describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by Columbia Funds Distributor, Inc. are not available to residents of all states. Consult Columbia Funds Services, Inc. before requesting an exchange.

G-35/684Q-1203